EQUITY METHOD INVESTMENT (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2012 JZJ Holding [Member]	Dec. 31, 2012 Yunnan Jian Zhijia Chain Drugstore Ltd. ("Yunnan Nepstar") [Member] CNY	Dec. 31, 2011 Yunnan Jian Zhijia Chain Drugstore Ltd. ("Yunnan Nepstar") [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest							40.00%
Cash dividend received from Yunnan Nepstar						25,000
Equity in income of an equity method investee				1,337
Dividend income from an equity method investee				11,175
Percentage of equity ownership sold						40.00%
Cash consideration from sale of equity method investment				81,480		81,480
Gain from sale of equity method investment				68,440		68,440
Percentage of beneficial ownership of JZJ Holding					100.00%